Fair Value	12 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value

5. Fair Value

The following table present information about the Company’s assets by major category measured at fair value on a recurring basis as of March 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation technique utilized by the Company to determine such fair value.

Assets measured at fair value on a recurring basis as of March 31, 2022 and 2021:

	March 31, 2022
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total
Assets:
Securities owned, at fair value	$1,288,747	$1,288,747	$-	$-	$1,288,747
Total assets at fair value	$1,288,747	$1,288,747	$-	$-	$1,288,747

	March 31, 2021
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total
Assets:
Securities owned, at fair value	$481,897	$481,897	$-	$-	$481,897
Total assets at fair value	$481,897	$481,897	$-	$-	$481,897

There was no transfer between any levels during the years ended March 31, 2022, 2021 and 2020.